Employee Benefit Obligations - Summary of Post Employment Obligations Associated with Defined Benefits Plan (Detail) - CLP ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
EMPLOYEE BENEFIT OBLIGATIONS
Post-employment obligations	$ 56,602,664	$ 57,081,924	$ 59,934,127
Total	56,602,664	57,081,924	59,934,127
Total post-employment obligations, net	$ 56,602,664	$ 57,081,924	$ 59,934,127